Preferred stock (Details Narrative)	1 Months Ended		11 Months Ended
	Jun. 30, 2014 USD ($) $ / shares shares	May. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares
Preferred stock shares authorized			5,300
Preferred stock shares par value | $ / shares			$ 0.0001
Preferred stock shares issued			5,300
Proceeds from issuance of Preferred stock | $			$ 530,000
Seven Investor [Member]
Preferred stock shares issued	5,300	5,300
Number of investors	7	7
Preferred stock price per share | $ / shares	$ 100	$ 100
Proceeds from issuance of Preferred stock | $	$ 530,000	$ 530,000